Other Non-Current Receivables (Details)	9 Months Ended
Mar. 31, 2023 USD ($) shares
Other Non-Current Receivables (Details) [Line Items]
Ordinary share issued agreement	Moolec issued an aggregate number of Moolec ordinary shares equal to 2,354,069 (or 1,500,000 of Moolec Science shares after the transaction) to current individual shareholders of Bioceres S.A. and Bioceres Group PLC
Purchase payment term	5 years
Subscription Agreements [Member]
Other Non-Current Receivables (Details) [Line Items]
Aggregate ordinary shares | shares	2,354,069
Aggregate purchase price | $	$ 15,000,000